Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 sqft	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contingencies
Leased area of office space in Austin, TX (in square feet)	31,000
Future minimum payments for noncancellable operating leases
2014	$ 586,000
2015	482,000
2016	458,000
2017	147,000
Total	1,673,000
Rent expense under operating leases	$ 800,000	$ 800,000	$ 700,000